FINANCIAL LIABILITIES AT FVTPL - Significant unobservable inputs (Details)	Dec. 31, 2022 Y
Fair value of ordinary shares of the Company
Significant unobservable inputs
Financial liabilities	0.0615
Risk-free interest rate
Significant unobservable inputs
Financial liabilities	0.0468
Expected term
Significant unobservable inputs
Financial liabilities	0.44
Volatility
Significant unobservable inputs
Financial liabilities	0.5286